Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	Dreyfus Institutional Reserves Funds
Entity Central Index Key	0001423799
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 27, 2020
Document Effective Date	Jul. 31, 2020
Prospectus Date	Jul. 31, 2020
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Hamilton Shares-new
Prospectus:
Trading Symbol	DRSXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	CEAXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	DSHXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Institutional Shares-new
Prospectus:
Trading Symbol	DIQXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	CEIXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	DSVXX
Premier Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Premier Shares
Prospectus:
Trading Symbol	CEBXX
Premier Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Premier Shares
Prospectus:
Trading Symbol	DERXX